DBX ETF Trust | 1
Schedule of Investments
Xtrackers International Real Estate ETF
August 31, 2026 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 98.7%
Australia — 12.2%
Arena REIT
452,768 752,785
Aspen Group Ltd. REIT
257,377 929,624
BWP Property Group Ltd.
693,966 1,825,204
Cedar Woods Properties Ltd.
75,211 380,534
Centuria Capital Group
990,604 862,548
Centuria Industrial REIT
578,597 1,210,783
Centuria Office REIT
556,705 351,087
Charter Hall Group REIT
525,306 7,273,219
Charter Hall Long Wale REIT
713,620 1,789,956
Charter Hall Retail REIT
543,430 1,526,641
Charter Hall Social Infrastructure
REIT
368,459 625,813
Cromwell Property Group REIT
1,931,346 525,958
Dexus REIT
1,176,308 4,872,547
Dexus Industria REIT REIT (a)
289,319 489,324
DigiCo Infrastructure REIT REIT
482,601 909,601
Gemlife Communities Group
233,268 774,004
Goodman Group
2,263,743 44,986,705
GPT Group REIT
2,114,865 7,123,406
Growthpoint Properties
Australia Ltd. REIT
285,156 425,063
HomeCo Daily Needs REIT
2,101,203 1,663,939
Ingenia Communities Group
REIT
413,124 1,083,599
Lifestyle Communities Ltd. * (a)
105,733 395,538
Mirvac Group REIT
4,376,190 5,707,879
REA Group Ltd. (a)
55,910 7,101,636
Region Group REIT
1,259,256 2,021,479
Rural Funds Trust REIT
438,138 610,714
Scentre Group REIT
5,780,923 14,873,009
Stockland REIT (a)
2,696,912 8,426,757
Storage King Group REIT
171,423 140,664
Vicinity Ltd. REIT (a)
4,368,558 7,795,512
Waypoint REIT Ltd. REIT
728,761 1,227,327
(Cost $114,679,350)
128,682,855
Austria — 0.2%
CA Immobilien Anlagen AG (a)
35,377 957,489
CPI Europe AG * (a)
37,916 677,385
(Cost $1,712,219)
1,634,874
Belgium — 1.9%
Aedifica SA REIT
102,007 8,045,566
Montea NV REIT
23,271 1,743,539
Retail Estates NV REIT
12,876 976,677
Shurgard Self Storage Ltd. REIT
34,356 911,897
VGP NV
17,165 1,595,110
Warehouses De Pauw CVA REIT
(a)
215,745 5,262,801
Xior Student Housing NV REIT
43,294 1,352,810
(Cost $21,676,477)
19,888,400
Number
of Shares Value $
Brazil — 0.6%
Allos SA
526,086 2,710,245
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes
311,283 1,459,439
Ez Tec Empreendimentos e
Participacoes SA
151,073 347,006
Multiplan Empreendimentos
Imobiliarios SA
381,768 2,057,397
(Cost $5,618,237)
6,574,087
Canada — 5.5%
Allied Properties Real Estate
Investment Trust REIT (a)
201,330 1,234,441
Altus Group Ltd.
43,990 1,491,084
Boardwalk Real Estate
Investment Trust REIT (a)
42,830 1,933,112
Canadian Apartment Properties
REIT (a)
170,699 4,014,129
Chartwell Retirement
Residences
358,881 5,338,041
Choice Properties Real Estate
Investment Trust REIT (a)
277,328 3,048,748
Colliers International Group, Inc.
48,859 4,907,751
Crombie Real Estate Investment
Trust REIT (a)
120,117 1,410,593
CT Real Estate Investment Trust
REIT (a)
84,413 1,049,759
Dream Industrial Real Estate
Investment Trust REIT (a)
313,917 3,077,351
First Capital Real Estate
Investment Trust REIT (a)
213,289 3,477,120
FirstService Corp.
47,962 6,672,748
Granite Real Estate Investment
Trust REIT
67,314 4,303,571
H&R Real Estate Investment
Trust REIT (a)
289,512 2,067,495
Killam Apartment Real Estate
Investment Trust REIT (a)
135,975 1,758,661
Nexus Industrial REIT (a)
47,781 264,359
Primaris Real Estate Investment
Trust REIT (a)
130,234 2,009,453
RFA Financial, Inc. (a)
32,988 627,731
RioCan Real Estate Investment
Trust REIT
321,990 4,840,418
Slate Grocery, Class U REIT (a)
65,962 741,317
SmartCentres Real Estate
Investment Trust REIT (a)
144,812 2,870,543
Vital Infrastructure Property
Trust REIT (a)
254,720 966,477
(Cost $59,673,686)
58,104,902
Chile — 0.8%
Cencosud Shopping SA
533,210 1,393,498
Parque Arauco SA
805,231 3,363,592
Plaza SA
915,591 3,854,986
(Cost $4,428,487)
8,612,076

2 | DBX ETF Trust
Schedule of Investments
Xtrackers International Real Estate ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
China — 0.6%
A-Living Smart City Services Co.
Ltd., Class H, 144A (a)
917,982 204,339
China Resources Mixc Lifestyle
Services Ltd., 144A
751,782 3,749,656
China Vanke Co. Ltd., Class H
* (a)
2,516,462 770,414
Onewo, Inc., Class H (a)
353,869 863,536
Poly Property Services Co. Ltd.,
Class H
168,741 596,243
(Cost $11,024,448)
6,184,188
Egypt — 0.2%
Palm Hills Developments SAE *
1,503,299 437,501
Talaat Moustafa Group
789,359 1,506,647
(Cost $801,484)
1,944,148
Finland — 0.2%
Lumo Kodit OYJ (a)
(Cost $2,992,950)
223,827 2,104,681
France — 3.5%
Altarea SCA REIT (a)
6,519 711,055
ARGAN SA REIT
13,853 1,165,036
Carmila SA REIT
68,320 1,258,659
Covivio SA REIT
59,928 3,487,582
Gecina SA REIT
52,428 4,165,588
ICADE REIT
34,883 737,061
Klepierre SA REIT
247,886 10,786,403
Mercialys SA REIT
105,268 1,357,301
Unibail-Rodamco-Westfield
REIT *
116,240 13,156,784
(Cost $30,288,157)
36,825,469
Germany — 2.5%
Deutsche Wohnen SE (a)
42,020 856,136
LEG Immobilien SE
83,763 4,785,173
TAG Immobilien AG
207,702 3,052,025
Vonovia SE
808,298 18,074,201
(Cost $37,978,413)
26,767,535
Greece — 0.1%
LAMDA Development SA *
(Cost $829,990)
110,927 820,793
Hong Kong — 10.8%
C&D International Investment
Group Ltd. (a)
1,093,962 1,802,966
China Jinmao Holdings Group
Ltd.
9,137,655 1,538,620
China Overseas Land &
Investment Ltd.
4,091,415 6,539,542
China Overseas Property
Holdings Ltd.
1,415,391 619,289
China Resources Land Ltd.
3,185,975 12,216,704
CK Asset Holdings Ltd.
2,253,862 13,024,115
Fortune Real Estate Investment
Trust REIT
1,693,429 961,280
Number
of Shares Value $
Hang Lung Group Ltd.
924,533 1,461,223
Hang Lung Properties Ltd.
1,933,811 1,721,837
Henderson Land Development
Co. Ltd.
1,467,155 5,026,952
Hongkong Land Holdings Ltd. *
1,077,679 8,783,084
Hysan Development Co. Ltd.
648,778 1,318,362
Kerry Properties Ltd.
636,129 1,497,146
Link REIT
2,878,935 14,219,683
New World Development Co.
Ltd. * (a)
1,545,633 1,299,315
Poly Property Group Co. Ltd.
2,267,623 393,398
Shanghai Industrial Holdings
Ltd.
435,884 765,089
Shenzhen Investment Ltd. * (a)
2,558,589 220,306
Sino Land Co. Ltd.
4,570,978 6,029,099
Sun Hung Kai Properties Ltd.
1,448,630 21,472,683
Swire Properties Ltd.
1,069,826 3,272,541
Wharf Holdings Ltd.
1,060,593 2,546,192
Wharf Real Estate Investment
Co. Ltd.
1,858,448 7,315,922
Yuexiu Property Co. Ltd. (a)
1,649,795 686,073
(Cost $120,792,213)
114,731,421
India — 2.0%
Anant Raj Ltd.
186,000 1,180,121
DLF Ltd.
1,064,599 7,729,371
Godrej Properties Ltd.
171,640 3,633,101
Lodha Developers Ltd., 144A
337,518 4,250,302
Prestige Estates Projects Ltd.
225,074 3,861,536
(Cost $16,200,193)
20,654,431
Indonesia — 0.1%
Bangun Kosambi Sukses PT
770,414 164,390
PT Bumi Serpong Damai Tbk *
4,586,120 168,274
PT Ciputra Development Tbk
9,218,513 333,042
PT Pakuwon Jati Tbk
16,759,831 264,903
PT Summarecon Agung Tbk
7,960,768 141,105
Sentul City Tbk PT *
43,250,582 180,669
(Cost $2,098,265)
1,252,383
Ireland — 0.1%
Irish Residential Properties REIT
PLC REIT
(Cost $577,000)
570,088 717,841
Israel — 3.6%
Africa Israel Residences Ltd.
7,158 559,698
Airport City Ltd. *
58,046 1,043,289
Alony Hetz Properties &
Investments Ltd.
180,760 1,923,524
Amot Investments Ltd.
271,378 1,767,091
Aura Investments Ltd.
166,067 991,610
Azrieli Group Ltd.
45,670 6,036,012
Big Shopping Centers Ltd.
18,176 4,107,828
Blue Square Real Estate Ltd.
5,993 599,750
Carasso Real Estate Ltd. *
22,952 231,224

DBX ETF Trust | 3
Schedule of Investments
Xtrackers International Real Estate ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
Duniec Brothers Ltd. *
7,883 614,810
Electra Real Estate Ltd. *
33,917 257,623
Gav-Yam Lands Corp. Ltd.
73,888 928,976
IES Holdings Ltd. *
2,889 669,787
Israel Canada T.R Ltd.
209,060 1,001,452
Isras Holdings Ltd.
4,161 528,150
Isras Investment Co. Ltd.
1,315 356,194
Keystone INFRA Ltd. REIT
166,042 1,150,981
Kvutzat Acro Ltd. *
40,704 540,412
Lahav L.R. Real Estate Ltd.
168,434 637,158
Mega Or Holdings Ltd.
26,879 4,029,496
Melisron Ltd.
25,787 3,509,664
Menivim- The New REIT Ltd.
REIT
954,728 605,115
Mivne Real Estate KD Ltd.
624,532 2,681,253
Prashkovsky Investments and
Construction Ltd.
8,449 369,780
Reit 1 Ltd. REIT
222,311 1,602,582
Sella Capital Real Estate Ltd.
REIT
269,114 790,083
Summit Real Estate Holdings
Ltd.
43,114 693,793
(Cost $31,187,327)
38,227,335
Japan — 21.7%
Activia Properties, Inc. REIT
2,275 1,936,019
Advance Residence Investment
Corp. REIT
3,146 2,864,388
AEON REIT Investment Corp.
REIT
1,925 1,427,221
Arealink Co. Ltd.
51,269 301,781
Comforia Residential REIT, Inc.
REIT
2,313 1,433,902
CRE Logistics REIT, Inc. REIT (a)
677 570,614
Daito Trust Construction Co. Ltd.
359,452 7,495,383
Daiwa House REIT Investment
Corp. REIT (a)
4,745 3,470,466
Daiwa Office Investment Corp.
REIT
606 1,212,417
Daiwa Securities Living
Investments Corp. REIT
2,259 1,339,599
Dear Life Co. Ltd.
35,940 261,063
ES-Con Japan Ltd. (a)
55,179 386,300
Eslead Corp. (a)
7,600 255,086
Fukuoka REIT Corp. REIT (a)
869 957,726
Global One Real Estate
Investment Corp. REIT
1,183 830,422
GLP J REIT (a)
5,280 4,427,139
Goldcrest Co. Ltd.
15,100 313,923
Good Com Asset Co. Ltd. (a)
18,136 176,482
Hankyu Hanshin REIT, Inc. REIT
(a)
696 594,473
Health Care & Medical
Investment Corp. REIT
411 246,299
Heiwa Real Estate Co. Ltd.
54,200 808,104
Number
of Shares Value $
Heiwa Real Estate REIT, Inc. REIT
1,274 1,052,260
Hoosiers Holdings Co. Ltd.
33,668 281,876
Hoshino Resorts REIT, Inc. REIT
645 982,272
Hulic Co. Ltd.
804,713 8,992,206
Hulic Reit, Inc. REIT (a)
1,395 1,310,310
Ichigo Hotel REIT Investment
Corp. REIT (a)
323 225,521
Ichigo Office REIT Investment
Corp. REIT
1,047 637,267
Ichigo, Inc.
185,600 467,211
Industrial & Infrastructure Fund
Investment Corp. REIT
2,805 2,387,047
Invincible Investment Corp. REIT
8,355 3,254,210
JALCO Holdings, Inc. (a)
84,600 209,785
Japan Excellent, Inc. REIT
1,278 1,102,780
Japan Hotel REIT Investment
Corp. REIT
6,566 3,416,729
Japan Logistics Fund, Inc. REIT
3,048 1,799,846
Japan Metropolitan Fund Invest
REIT (a)
7,479 5,287,449
Japan Prime Realty Investment
Corp. REIT
4,449 2,696,786
Japan Real Estate Investment
Corp. REIT
8,119 5,983,946
JINUSHI Co. Ltd.
20,100 375,455
Kasumigaseki Capital Co. Ltd.
(a)
20,505 988,688
KDX Realty Investment Corp.
REIT
4,470 4,170,638
LaSalle Logiport REIT (a)
1,902 1,696,013
Leopalace21 Corp.
259,004 1,044,482
Loadstar Capital KK
17,845 294,558
Mirai Corp. REIT
2,227 571,061
Mirarth Holdings, Inc.
123,629 359,983
MIRARTH Real Estate
Investment Corp. REIT (a)
1,135 561,477
Mitsubishi Estate Co. Ltd.
1,347,676 32,026,240
Mitsubishi Estate Logistics REIT
Investment Corp. REIT (a)
1,625 1,152,901
Mitsui Fudosan Co. Ltd.
3,010,344 28,700,014
Mitsui Fudosan Logistics Park,
Inc. REIT
3,529 2,298,231
Mitsui Fudosan Retail Fund
Investment Corp. REIT
2,850 1,395,598
Mori Hills REIT Investment Corp.
REIT
1,632 1,313,203
Mori Trust Sogo Reit, Inc. REIT
(a)
2,835 1,283,512
Mugen Estate Co. Ltd.
13,900 148,927
Nippon Accommodations Fund,
Inc. REIT (a)
2,756 2,050,238
Nippon Building Fund, Inc. REIT
9,803 7,753,022
Nippon Kanzai Holdings Co. Ltd.
23,763 429,146
Nippon Prologis REIT, Inc. REIT
7,839 4,280,415
NIPPON REIT Investment Corp.
REIT
2,026 1,045,383

4 | DBX ETF Trust
Schedule of Investments
Xtrackers International Real Estate ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
Nomura Real Estate Holdings,
Inc.
594,604 3,469,439
Nomura Real Estate Master
Fund, Inc. REIT (a)
4,795 4,413,820
NS Group, Inc.
29,400 301,005
NTT UD REIT Investment Corp.
REIT
1,517 1,235,866
One REIT, Inc. REIT (a)
931 437,823
Open House Group Co. Ltd.
87,232 4,343,164
Orix JREIT, Inc. REIT (a)
6,075 3,705,219
Relo Group, Inc.
116,508 1,611,975
Samty Residential Investment
Corp. REIT
449 254,732
Sankei Real Estate, Inc. REIT
428 288,112
Sekisui House Reit, Inc. REIT
4,817 2,207,986
SOSiLA Logistics REIT, Inc. REIT
790 510,028
SRE Holdings Corp. (a)
14,433 227,031
Star Asia Investment Corp. REIT
2,766 926,648
Star Mica Holdings Co. Ltd.
24,795 242,679
Starts Corp., Inc.
41,936 1,242,101
Starts Proceed Investment Corp.
REIT
250 296,190
Sumitomo Realty &
Development Co. Ltd.
1,038,012 21,618,885
Sun Frontier Fudousan Co. Ltd.
25,706 402,906
Tokyo Tatemono Co. Ltd.
230,539 4,973,273
Tokyu Fudosan Holdings Corp.
674,296 5,611,568
Tokyu REIT, Inc. REIT
916 1,061,148
Tosei Corp.
66,500 764,545
Tosei Reit Investment Corp. REIT
377 309,966
United Urban Investment Corp.
REIT
3,517 3,543,538
(Cost $223,611,895)
229,335,140
Luxembourg — 0.2%
Aroundtown SA *
822,436 1,827,570
Grand City Properties SA * (a)
37,148 400,874
(Cost $2,896,372)
2,228,444
Malaysia — 1.2%
Axis Real Estate Investment
Trust REIT
1,415,068 660,787
Eco World Development Group
Bhd
1,501,883 753,553
IGB Real Estate Investment Trust
REIT
2,134,356 1,457,893
IOI Properties Group Bhd
1,664,066 1,673,986
KLCCP Stapled Group (b)
273,954 585,197
KSL Holdings Bhd
476,503 340,867
Mah Sing Group Bhd
1,678,459 491,948
Pavilion Real Estate Investment
Trust REIT
1,418,432 581,325
Sime Darby Property Bhd
2,846,156 933,166
SP Setia Bhd Group
2,142,597 439,057
Sunway Bhd
2,493,452 3,177,200
Number
of Shares Value $
Sunway Real Estate Investment
Trust REIT
1,611,728 824,679
Tanco Holdings Bhd *
3,194,653 146,798
UEM Sunrise Bhd
1,628,530 242,702
(Cost $8,729,725)
12,309,158
Mexico — 2.0%
Concentradora Fibra Danhos SA
de CV REIT
1,069,457 1,832,892
Corp. Inmobiliaria Vesta SAB de
CV (a)
971,141 3,357,295
FIBRA Macquarie Mexico REIT,
144A (a)
179,386 463,426
Fibra MTY SAPI de CV REIT (a)
5,284,491 4,480,328
Fibra Uno Administracion SA de
CV REIT (a)
3,062,091 5,269,548
Prologis Property Mexico SA de
CV REIT (a)
1,236,825 5,598,166
(Cost $15,740,120)
21,001,655
Netherlands — 1.0%
Argo Properties NV *
23,037 1,007,472
CTP NV, 144A
143,103 2,367,095
Eurocommercial Properties NV
REIT
51,157 1,607,419
NEPI Rockcastle NV *
572,375 5,393,692
(Cost $8,551,174)
10,375,678
New Zealand — 0.3%
Goodman New Zealand Ltd. &
Goodman Property Services
NZ Ltd.
1,140,860 1,363,249
Kiwi Property Group Ltd.
1,777,587 967,409
Precinct Properties Group (b)
2,080,941 1,243,291
(Cost $4,265,362)
3,573,949
Norway — 0.1%
Entra ASA, 144A
(Cost $832,068)
74,448 839,268
Philippines — 1.1%
AREIT, Inc. REIT
2,065,517 1,214,278
Ayala Corp.
376,638 2,994,592
Ayala Land, Inc.
7,297,229 1,821,450
RL Commercial REIT, Inc. REIT
9,582,541 1,103,591
SM Prime Holdings, Inc.
15,793,944 4,525,784
(Cost $19,328,300)
11,659,695
Russia — 0.0%
LSR Group PJSC * (c)
30,984 0
PIK-Spetsializirovannyy
Zastroyshchik PAO * (c)
192,287 0
(Cost $2,472,023)
0
Singapore — 6.7%
AIMS APAC REIT
813,693 953,184
CapitaLand Ascendas REIT
4,533,784 8,732,867
CapitaLand Ascott Trust (b)
2,964,636 1,992,817
CapitaLand China Trust REIT (a)
1,288,081 653,180

DBX ETF Trust | 5
Schedule of Investments
Xtrackers International Real Estate ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
Capitaland India Trust
1,248,528 957,046
CapitaLand Integrated
Commercial Trust REIT
6,991,371 13,026,887
CapitaLand Investment Ltd.
2,784,950 5,802,207
CDL Hospitality Trusts (b)
914,471 546,404
Centurion Accommodation REIT
REIT
1,081,760 969,540
Centurion Corp. Ltd.
258,576 323,233
City Developments Ltd.
563,886 3,688,456
Digital Core REIT Management
Pte Ltd. REIT
951,500 480,507
ESR-REIT REIT
850,646 1,531,490
Frasers Centrepoint Trust REIT
1,387,678 2,367,437
Frasers Logistics & Commercial
Trust REIT
3,255,715 2,393,249
Keppel REIT (a)
3,518,140 2,420,199
Keppel DC REIT
2,126,291 3,677,692
Lendlease Global Commercial
REIT
2,778,697 1,234,297
Mapletree Industrial Trust REIT
2,301,133 3,509,728
Mapletree Logistics Trust REIT
3,718,914 3,420,834
Mapletree Pan Asia Commercial
Trust REIT
2,522,371 2,518,504
NTT DC REIT REIT
735,910 702,794
Parkway Life Real Estate
Investment Trust REIT
489,207 1,599,985
Propnex Ltd.
214,096 301,295
Suntec Real Estate Investment
Trust REIT
2,352,858 2,700,714
UI Boustead REIT REIT *
1,249,600 785,943
UOL Group Ltd.
517,972 3,693,546
Yanlord Land Group Ltd. (a)
665,412 295,576
(Cost $71,523,524)
71,279,611
South Africa — 1.2%
Equites Property Fund Ltd. REIT
772,473 857,654
Fortress Real Estate Investments
Ltd., Class B
1,027,532 1,519,845
Growthpoint Properties Ltd.
REIT
2,979,570 3,029,220
Hyprop Investments Ltd. REIT
457,593 1,646,985
Redefine Properties Ltd. REIT
6,395,788 2,430,457
Resilient REIT Ltd. REIT
289,877 1,398,961
Vukile Property Fund Ltd. REIT
1,248,375 1,817,090
(Cost $8,890,607)
12,700,212
South Korea — 0.2%
ESR Kendall Square REIT Co.
Ltd. REIT
172,118 393,007
JR Global Reit REIT * (c)
199,072 171,930
SK Eternix Co. Ltd. *
21,044 845,696
SK REITs Co. Ltd. REIT
239,032 953,613
(Cost $2,043,182)
2,364,246
Spain — 0.9%
Colonial SFL Socimi SA REIT (a)
278,281 1,718,081
Number
of Shares Value $
Merlin Properties Socimi SA
REIT
457,695 7,124,229
Neinor Homes SA, 144A *
58,101 1,047,447
(Cost $8,137,489)
9,889,757
Sweden — 3.5%
Altra Fastigheter AB (a)
164,008 1,285,361
Atrium Ljungberg AB, Class B
264,146 691,431
Castellum AB (a)
389,720 5,334,371
Catena AB
51,824 2,049,418
Cibus Real Estate AB publ (a)
91,824 1,345,438
Corem Property Group AB, Class
B (a)
821,724 212,010
Dios Fastigheter AB
116,185 777,887
Eastnine AB
66,746 314,278
Fabege AB
225,769 1,686,987
Fastighets AB Balder, Class B *
781,725 4,291,421
Hemnet Group AB
95,500 955,110
Hufvudstaden AB, Class A
109,088 1,336,737
Intea Fastigheter AB
207,859 1,584,592
Logistea AB, Class B
374,328 511,393
NP3 Fastigheter AB
37,314 984,518
Pandox AB
118,393 2,096,500
Platzer Fastigheter Holding AB,
Class B
71,217 531,032
Sagax AB, Class B
247,831 4,277,449
Sagax AB, Class D
130,933 454,017
Samhallsbyggnadsbolaget i
Norden AB * (a)
1,467,831 462,290
Sveafastigheter AB *
66,645 213,025
Swedish Logistic Property AB,
Class B *
205,100 770,015
Wallenstam AB, Class B
548,407 2,254,503
Wihlborgs Fastigheter AB
299,430 2,404,458
(Cost $41,249,643)
36,824,241
Switzerland — 3.1%
Allreal Holding AG
17,065 4,190,477
International Workplace Group
PLC
793,190 2,043,274
Mobimo Holding AG
8,194 3,473,538
PSP Swiss Property AG
50,915 9,162,747
Swiss Prime Site AG
88,939 13,748,971
(Cost $24,391,549)
32,619,007
Taiwan — 1.0%
Advancetek Enterprise Co. Ltd. *
336,922 311,198
Cathay Real Estate Development
Co. Ltd.
721,493 508,334
Chong Hong Development Co.
Ltd.
268,099 637,244
Da-Li Development Co. Ltd.
451,127 669,822
Delpha Construction Co. Ltd.
577,831 342,451
Farglory Land Development Co.
Ltd.
301,584 586,588
Highwealth Construction Corp.
2,058,605 3,027,360

6 | DBX ETF Trust
Schedule of Investments
Xtrackers International Real Estate ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
Huaku Development Co. Ltd.
319,357 935,258
JSL Construction &
Development Co Ltd.
327,054 514,469
Kindom Development Co. Ltd.
475,296 546,136
Ruentex Development Co. Ltd.
2,124,105 1,861,488
Sakura Development Co. Ltd.
591,213 673,739
Taiwan Land Development Corp.
* (c)
243,531 0
(Cost $10,846,236)
10,614,087
Thailand — 1.4%
Amata Corp. PCL
756,600 747,245
Amata Corp. PCL, NVDR
173,984 171,833
AP Thailand PCL, NVDR
2,717,437 671,984
Asset World Corp. PCL, NVDR
8,790,900 816,525
Central Pattana PCL, NVDR
3,648,280 7,398,879
Land & Houses PCL, NVDR
8,313,100 917,550
MBK PCL
1,099,000 735,760
Quality Houses PCL, NVDR
8,890,500 380,715
Sansiri PCL, NVDR
18,909,410 832,561
Supalai PCL, NVDR
1,273,865 618,493
WHA Corp. PCL, NVDR
11,054,996 1,606,908
(Cost $14,288,594)
14,898,453
Turkey — 0.9%
AKIS Gayrimenkul Yatirimi AS
REIT
1,414,708 293,483
Avrupakent Gayrimenkul Yatirim
Ortakligi AS REIT
117,224 132,888
Emlak Konut Gayrimenkul
Yatirim Ortakligi AS REIT
2,127,477 881,815
Gimat Magazacilik Sanayi Ve
Ticaret AS *
314,118 284,353
Is Gayrimenkul Yatirim Ortakligi
AS REIT
408,754 222,792
Kiler Holding AS *
378,711 516,828
Kuyumcukent Gayrimenkul
Yatirimlari AS REIT *
423,574 574,980
LYDIA HOLDING AS *
95,668 293,434
Peker Gayrimenkul Yatirim
Ortakligi AS REIT *
5,130,040 1,674,495
Reysas Gayrimenkul Yatirim
Ortakligi AS REIT *
611,166 643,436
Ronesans Gayrimenkul Yatirim
AS
108,022 482,215
Sinpas Gayrimenkul Yatirim
Ortakligi AS REIT *
2,977,393 209,796
Tera Yatirim Teknoloji Holding
AS *
2,208,320 1,647,582
Torunlar Gayrimenkul Yatirim
Ortakligi AS REIT
167,753 335,490
Yeni Gimat Gayrimenkul
Ortakligi AS REIT
210,867 1,022,166
Ziraat Gayrimenkul Yatirim
Ortakligi AS REIT
986,086 398,912
(Cost $7,630,233)
9,614,665
Number
of Shares Value $
United Kingdom — 7.3%
Big Yellow Group PLC REIT
215,995 2,569,725
British Land Co. PLC REIT
1,151,011 6,651,028
Derwent London PLC REIT
118,019 3,277,010
Grainger PLC REIT
753,948 1,775,567
Great Portland Estates PLC REIT
401,001 1,835,455
Hammerson PLC REIT
593,523 3,036,934
Land Securities Group PLC REIT
834,128 7,763,707
LondonMetric Property PLC REIT
2,410,282 6,176,259
Picton Property Income Ltd.
REIT
587,042 576,240
Primary Health Properties PLC
REIT
2,848,651 3,690,335
Rightmove PLC
841,439 5,820,482
Safestore Holdings PLC REIT
245,095 1,953,924
Savills PLC
154,048 2,234,785
Segro PLC REIT
1,372,070 17,880,757
Shaftesbury Capital PLC REIT
1,644,861 3,282,713
Tritax Big Box REIT PLC REIT
2,492,201 5,318,433
UNITE Group PLC REIT
447,194 3,095,192
Workspace Group PLC REIT
157,193 805,603
(Cost $74,661,924)
77,744,149
TOTAL COMMON STOCKS
(Cost $1,012,648,916)
1,043,598,834
WARRANTS — 0.0%
Malaysia — 0.0%
Eco World Development Group
Bhd*
,
expires 4/12/2029
(Cost $0)
106,640 23,177
EXCHANGE-TRADED FUNDS
— 0.3%
Vanguard Global ex-U.S. Real
Estate ETF (a)
(Cost $2,690,480)
60,000 2,684,400
SECURITIES LENDING
COLLATERAL — 7.5%
DWS Government & Agency
Securities Portfolio
"DWS Government Cash
Institutional Shares", 3.59%
(d)(e)
(Cost $79,605,992)
79,605,992 79,605,992

DBX ETF Trust | 7
Schedule of Investments
Xtrackers International Real Estate ETF
(Continued)
August 31, 2026 (Unaudited)
Hidden Row
Securities are listed in country of domicile.
Number
of Shares Value $
CASH EQUIVALENTS — 0.3%
DWS Government Money Market
Series "Institutional Shares",
3.65% (d)
(Cost $3,681,372)
3,681,372 3,681,372
TOTAL INVESTMENTS
— 106.8%
(Cost $1,098,626,760)
1,129,593,775
Other assets and liabilities,
net — (6.8%)
(72,076,369)
NET ASSETS — 100.0%
1,057,517,406
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2026 is as follows:
Value ($) at
5/31/2026
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
8/31/2026
Value ($) at
8/31/2026
SECURITIES LENDING COLLATERAL — 7.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.59% (d)(e)
62,068,849 17,537,143 (f) — — — 264,512 — 79,605,992 79,605,992
CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series "Institutional Shares", 3.65% (d)
3,715,034 22,117,154 (22,150,816) — — 39,925 — 3,681,372 3,681,372
65,783,883 39,654,297 (22,150,816) — — 304,437 — 83,287,364 83,287,364
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2026 amounted to $99,033,977, which is 9.4% of net assets.
(b)
Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)
Investment was valued using significant unobservable inputs.
(d)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e) Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $27,544,480.
(f) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31,
2026.
CVA: Certificaten Van Aandelen (Dutch Certificate)
NVDR: Non Voting Depositary Receipt
PJSC: Public Joint Stock Company
REIT: Real Estate Investment Trust
SAE: Societe Anonyme Egyptienne
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

8 | DBX ETF Trust
Schedule of Investments
Xtrackers International Real Estate ETF
(Continued)
August 31, 2026 (Unaudited)
At August 31, 2026 the Xtrackers International Real Estate ETF had the following sector diversification:
At August 31, 2026, open futures contracts purchased were as follows:
Currency Abbreviations
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding
Exchange-Traded
Funds, Securities
Lending Collateral
and Cash
Equivalents
Real Estate Operations/Development
367,267,257 35 .2
Diversified
154,586,154 14 .8
Warehouse/Industry
121,860,260 11 .7
Real Estate Management/Services
112,836,536 10 .8
Shopping Centers
100,292,169 9 .6
Office Property
54,180,936 5 .2
Apartments
27,532,494 2 .6
Regional Malls
21,057,082 2 .0
Health Care
13,582,186 1 .3
Building-Residential/Commercial
8,327,286 0 .8
Other
62,099,651 6 .0
Total
1,043,622,011 100 .0
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation
(Depreciation) ( $ )
CAC 40 Index
EUR 12 1,200,467 1,163,575 9/18/2026 (36,892)
E-Mini S&P Mid 400 Index
USD 3 1,143,495 1,130,130 9/18/2026 (13,365)
EURO STOXX 50 Index
EUR 12 877,750 897,267 9/18/2026 19,517
EURO STOXX 600 Real Estate Index
EUR 500 3,658,443 3,650,330 9/18/2026 (8,113)
S&P/TSX 60 Mini Index
CAD 15 1,118,548 1,151,645 9/17/2026 33,097
SPI 200 Index
AUD 13 2,070,298 2,101,792 9/17/2026 31,494
TOPIX Index
JPY 5 1,226,772 1,304,361 9/10/2026 77,589
Total net unrealized appreciation
103,327
AUD Australian Dollar
CAD Canadian Dollar
EUR Euro
JPY Japanese Yen
USD U.S. Dollar

DBX ETF Trust | 9
Schedule of Investments
Xtrackers International Real Estate ETF
(Continued)
August 31, 2026 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
HAUZ-PH1
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 1,043,426,904 $ — $ 171,930 $ 1,043,598,834
Warrants
23,177 — — 23,177
Exchange-Traded Funds
2,684,400 — — 2,684,400
Short-Term Investments (a)
83,287,364 — — 83,287,364
Derivatives (b)
Futures Contracts
161,697 — — 161,697
TOTAL
$ 1,129,583,542 $ — $ 171,930 $ 1,129,755,472
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Futures Contracts
$ (58,370) $ — $ — $ (58,370)
TOTAL
$ (58,370) $ — $ — $ (58,370)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.